Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2018
Customer Relationships [Member] | Minimum [Member]
Weighted average annual rate other intangible assets	13.00%
Customer Relationships [Member] | Maximum [Member]
Weighted average annual rate other intangible assets	26.00%
Technology [Member] | Minimum [Member]
Weighted average annual rate other intangible assets	7.00%
Technology [Member] | Maximum [Member]
Weighted average annual rate other intangible assets	23.00%
Patents [Member]
Weighted average annual rate other intangible assets	10.00%